Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Scheduled Maturities of Time Deposits Included in Interest-Bearing Deposits

At December 31, 2016, the scheduled maturities of time deposits included in interest-bearing deposits were as follows.

Year	Amount (in thousands)
2017	$812,045
2018	283,975
2019	303,020
2020	35,112
2021	19,512
Thereafter	31